Servicer's Certificate
for the Collection Period September 01, 2014 through October 31, 2014 for Payment Date of November 17, 2014
Toyota Auto Receivables 2014-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER
Collection Period		61				30/360 Days			30
Interest Accrual Period		33				Actual/360 Days			33

	Initial Principal	Final	Beginning	Beginning	First Priority	Second Priority	Regular Principal	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Principal	Principal	Distribution	Principal	Principal
		Payment Date	Balance	Factor	Distribution	Distribution	Amount	Balance	Factor
					Amount	Amount
A-1	$354,000,000.00	10/15/15	$354,000,000.00	1.0000000	$55,984,374.02	$31,250,000.00	$8,586,254.64	$258,179,371.34	0.7293203
A-2	$352,000,000.00	2/15/17	$352,000,000.00	1.0000000	$0.00	$0.00	$0.00	$352,000,000.00	1.0000000
A-3	$395,000,000.00	7/16/18	$395,000,000.00	1.0000000	$0.00	$0.00	$0.00	$395,000,000.00	1.0000000
A-4	$117,750,000.00	4/15/20	$117,750,000.00	1.0000000	$0.00	$0.00	$0.00	$117,750,000.00	1.0000000
B	$31,250,000.00	11/16/20	$31,250,000.00	1.0000000	$0.00	$0.00	$0.00	$31,250,000.00	1.0000000
Total	$1,250,000,000.00		$1,250,000,000.00		$55,984,374.02	$31,250,000.00	$8,586,254.64	$1,154,179,371.34	0.9233435

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution
A-1	0.17000%	$55,165.00	$0.00	$55,165.00	$0.00	$95,875,793.66
A-2	0.51000%	$149,600.00	$0.00	$149,600.00	$0.00	$149,600.00
A-3	0.93000%	$306,125.00	$0.00	$306,125.00	$0.00	$306,125.00
A-4	1.44000%	$141,300.00	$0.00	$141,300.00	$0.00	$141,300.00
B		$0.00	$0.00	$0.00	$0.00	$0.00
Total		$652,190.00	$0.00	$652,190.00	$0.00	$96,472,818.66

Credit Enhancement

Reserve Account					Yield Supplement Overcollateralization Amount

Initial Deposit Amount			$3,125,000.52		Beginning Period Amount			$71,304,863.02
Specified Reserve Account Amount			$3,125,000.52		Increase/(Decrease)			$(7,026,370.99)
Beginning Balance			$3,125,000.52		Ending Period Amount			$64,278,492.03
Withdrawals			$0.00
Amount Available for Deposit			$8,586,254.64		Overcollateralization
Amount Deposited to the Reserve Account			$0.00		Adjusted Pool Balance			$1,162,765,625.98
Reserve Account Balance Prior to Release			$3,125,000.52		Total Note Balance			$1,154,179,371.34
Reserve Account Required Amount			$3,125,000.52		Ending Overcollateralization Amount			$8,586,254.64
Reserve Account Release to Seller			$0.00		Overcollateralization Target Amount			$10,625,001.77
Ending Reserve Account Balance			$3,125,000.52

Servicer's Certificate
for the Collection Period September 01, 2014 through October 31, 2014 for Payment Date of November 17, 2014
Toyota Auto Receivables 2014-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER
Collection Period	61	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

Liquidations of Charge-offs and Repossessions
Amount
Liquidated Contracts	1	vehicles
Gross Principal of Liquidated Receivables	$19,725.21
Principal of Repurchased Contracts, previously charged-off	$0.00
Net Liquidation Proceeds Received During the Collection Period	$(19,811.61)
Recoveries on Previously Liquidated Contracts	$0.00
Net Credit Losses for the Collection Period	$(86.40)
Cumulative Credit Losses for all Periods	1	vehicles	$(86.40)

Cumulative Net Loss Ratio	(0.00001%)

Repossessed in Current Period	9	vehicles

Delinquent and Repossessed Contracts

Percentage of Current Month Number of Contracts	Percentage of Current Month Receivables Pool Balance
Units	Balance

30-59 Days Delinquent	0.32%	247	0.31%	$3,822,733.01
60-89 Days Delinquent	0.04%	35	0.05%	$603,067.04
90-119 Days Delinquent	0.00%	2	0.00%	$22,474.45
120 or more Days Delinquent	0.00%	0	0.00%	$0.00
Total Delinquencies	284	$4,448,274.50

Repossessed Vehicle Inventory	9
* Included with Delinquencies Above

Pool Data
Original	Prior Month	Current Month
Receivables Pool Balance	$1,321,305,070.93	$1,321,305,070.93	$1,227,044,118.01
Number of Contracts	80,419	80,419	78,296
Weighted Average APR	2.01%	2.01%	2.00%
Weighted Average Remaining Term (Months)	46.07	46.07	44.46

Servicer's Certificate
for the Collection Period September 01, 2014 through October 31, 2014 for Payment Date of November 17, 2014
Toyota Auto Receivables 2014-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER
Collection Period	61	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

Collections
Principal Payments Received	$67,992,496.44
Prepayments in Full	$26,233,253.64
Interest Payments Received	$4,413,926.22
Aggregate Net Liquidation Proceeds	$19,811.61
Interest on Repurchased Contracts	$28.24
Total Collections	$98,659,516.15
Principal of Repurchased Contracts	$15,477.63
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$15,477.63

Total Available Collections	$98,674,993.78

Distributions

Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$2,202,175.12	$2,202,175.12	$0.00
Interest - Class A-1 Notes	$55,165.00	$55,165.00	$0.00
Interest - Class A-2 Notes	$149,600.00	$149,600.00	$0.00
Interest - Class A-3 Notes	$306,125.00	$306,125.00	$0.00
Interest - Class A-4 Notes	$141,300.00	$141,300.00	$0.00
First Priority Principal Distribution Amount	$55,984,374.02	$55,984,374.02	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$31,250,000.00	$31,250,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$10,625,001.77	$8,586,254.64	$2,038,747.13
Excess Amounts to the Certificateholder	$0.00	$0.00	N/A

Noteholder Distributions
Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance

Class A-1 Notes	$55,165.00	$0.16	$95,820,628.66	$270.68	$95,875,793.66	$270.84
Class A-2 Notes	$149,600.00	$0.43	$0.00	$0.00	$149,600.00	$0.43
Class A-3 Notes	$306,125.00	$0.78	$0.00	$0.00	$306,125.00	$0.78
Class A-4 Notes	$141,300.00	$1.20	$0.00	$0.00	$141,300.00	$1.20
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Servicer's Certificate
for the Collection Period September 01, 2014 through October 31, 2014 for Payment Date of November 17, 2014
Toyota Auto Receivables 2014-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/	Cindy Wang
Name:	Cindy Wang
Title:	Vice President, Head of Treasury